UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL  61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL  61702
 (Name and address of agent for service)

1-309-557-2017
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

Annual Report

June 30, 2012

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2012

Dear Shareholders:

In our letter to you six months ago we expressed concern that we could see little change in the economic backdrop.  Unemployment was a concern, European debt was a major issue, and domestic politics looked to stall any progress towards resolving U.S. fiscal issues.  Unfortunately, we were right – and those issues remain at center stage.

Additionally, instead of gaining strength, the economy is getting weaker.  From a 4.1% growth rate in the fourth quarter of 2011, gross domestic product slipped to a 2.0% rate in the first quarter of 2012 and further slid to a 1.5% rate in the second quarter.  There is growing speculation that the Federal Reserve will again initiate a program of quantitative easing to try to stimulate the economy.  Given the lack of success achieved by the first such efforts, we are not optimistic about the potential for long-term results of such action.

While the stock market has advanced a bit this year, it is well behind the performance that would be expected based on historical periods of economic recovery.  Even so, we continuously search for individual stock ideas that offer the potential for solid returns over time.  We are not abandoning or changing the investment philosophy that has historically been successful for us.

Little optimism can be found in our outlook for the bond market as well.  Interest rates are at historical low levels with minimal yields available.  The Federal Reserve has indicated that it will continue to keep rates low for the foreseeable future, perhaps through 2014.  Further, when rates do begin to move there is really only one direction for them to go – and that is up.  We are positioning defensively and maintaining a high quality portfolio in this environment.

Perhaps by the time our next letter is written there will be some new developments to discuss.  At the very least there will be some resolution brought about by results of the November election.  We hope that additional positive developments are apparent, but in the interim we remind ourselves that “hope” is not our investment strategy.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The average annualized returns for the Fund for the year ended June 30, 2012 are as follows:

1 Year	5 Year	10 Year
1.39%	0.85%	4.71%

Gross Expense Ratio: 1.19% (as of the Prospectus dated 10/28/11)
Net Expense Ratio: 1.18% (as of the Prospectus dated 10/28/11)

The custodian has contractually agreed to waive fees through October 31, 2012.  These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect fee waivers in effect.  In the absence of fee waivers, returns would be reduced.

The COUNTRY Growth Fund’s performance over the first half of 2012 has lagged the performance of the S&P 500.  The market recovered from the selloff in late 2011, reached a recent high level at the end of March and then retreated for the remainder of the period.  However, price action during this time was very highly correlated with little differentiation between individual stocks.  As a long-term investor focused on fundamentals such as revenues, earnings, and growth rates we did not keep pace as market prices were apparently being driven by other factors.

We remain concerned about the economic environment and its potential impact on securities markets.  Domestic growth remains anemic for this stage of a recovery, and in fact continues to slow.  Unemployment remains a major problem at more than 8%.  The continued overhang of the European debt problem presents unknown potential impacts to markets both abroad and at home.  Additionally, the so-called “fiscal cliff” that the domestic economy faces at the end of 2012 shows no progress toward resolution.

The Fund remains well diversified across economic sectors, but we are emphasizing those areas we believe most likely to perform satisfactorily in difficult environments.  We are focusing our efforts on those individual issues where we have a high degree of confidence in the company’s prospects.  We are looking for signs that would allow us to take a less conservative approach to investing in stocks, but at this point we do not feel such a move would be in the best interests of our shareholders.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The average annualized total returns for the Fund for the year ending June 30, 2012 are as follows:

1 Year	5 Year	10 Year
6.77%	6.66%	5.30%

Gross Expense Ratio: 0.89% (as of the Prospectus dated 10/28/11)
Net Expense Ratio: 0.86% (as of the Prospectus dated 10/28/11)

The advisor and custodian have contractually agreed to waive fees and/or reimburse expenses through October 31, 2012.  These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect fee waivers and/or expense reimbursements in effect.  In the absence of fee waivers and/or expense reimbursements, returns would be reduced.

The U.S. Treasury market continues to surprise and astound most investors with its almost monthly, if not weekly, highs in price and lows in yields.  This has translated into strong returns for the trailing six and twelve months for the bond market.  Unfortunately, the reasons for these strong results are a European debt crisis that no one really wants to face, a ballooning U.S. deficit and an increasingly fragile U.S. economy.  And as of this writing, there does not appear to be relief in sight.  After the most recent Fed meeting, the Federal Open Market Committee (FOMC) all but promised another round of quantitative easing if the economy does not improve.  This should serve to keep rates low, but we view the likelihood of success for this program to be minimal and believe it will only add to the deficit.  Given this backdrop, we believe rates could remain low for an extended period of time, however, even a move in the ten year Treasury note back to 2.5% (still at historic low levels) would create negative returns in the bond market that have not been seen for a quite some time.

The COUNTRY Bond Fund performance has been strong over the past twelve months as we have maintained an overweight in spread product.  The yield on the ten year Treasury note dropped from 3.16% on 6/30/11 to 1.65% (a record at the time, which has since been surpassed) on 6/30/12.  With a slightly short duration, this was a minor detractor from performance for the period.  That being said, when the U.S. and world economies begin to see baseline or above average growth rates, Treasury rates could move dramatically higher in a short period of time.  Therefore, we believe there is too much risk, given the historically low level of rates, and will continue to maintain a conservative duration profile versus our benchmark, the Barclay’s Capital U.S. Aggregate Bond Index.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.  It is not possible to invest directly in an index.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities.  The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS sectors.  It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against a loss in a declining market.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity.  Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero and perfect positive correlation at +1.

Please refer to the Schedule of Investments in this report for holding information.  Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security.  Current and future portfolio holdings are subject to risk.

COUNTRY Mutual Funds — Expense Example June 30, 2012 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example below is based on an investment of $1,000 invested for the period 1/1/12 – 6/30/12.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual(1)	$1,000.00	$1,047.60	$5.80

Hypothetical(2)	$1,000.00	$1,019.19	$5.72

(1)	Ending account values and expenses paid during period based on a 4.76% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual(1)	$1,000.00	$1,047.50	$5.80

Hypothetical(2)	$1,000.00	$1,019.19	$5.72

(1)	Ending account values and expenses paid during period based on a 4.75% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2012 (unaudited) (continued)

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual(1)	$1,000.00	$1,022.00	$4.27

Hypothetical(2)	$1,000.00	$1,020.64	$4.27

(1)	Ending account values and expenses paid during period based on a 2.20% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual(1)	$1,000.00	$1,021.80	$4.27

Hypothetical(2)	$1,000.00	$1,020.64	$4.27

(1)	Ending account values and expenses paid during period based on a 2.18% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2012

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund as of June 30, 2012.  Since inception returns for Class Y and Class A shares as of June 30, 2012 are provided below.

Average Annualized Total Returns
Class Y – 1 Year	1.39%
Class Y – 5 Years	0.85%
Class Y – 10 Years	4.71%
Class Y – Since Inception (04/21/66)	8.39%
Class A – 1 Year (No Load)	1.38%
Class A – 5 Years (No Load)	0.85%
Class A – 10 Years (No Load)	4.72%
Class A – Since Inception (03/01/02) (No Load)	3.52%
Class A – 1 Year (Load)*	-4.20%
Class A – 5 Years (Load)*	-0.28%
Class A – 10 Years (Load)*	4.13%
Class A – Since Inception (03/01/02) (Load)*	2.95%

*Reflects maximum sales charge of 5.50%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers in effect. Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category. An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlights section for index and peer average descriptions. Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2012

BOND FUND vs. BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT
FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund as of June 30, 2012.  Since inception returns for Class Y and Class A shares as of June 30, 2012 are provided below.

Average Annualized Total Returns
Class Y – 1 Year	6.77%
Class Y – 5 Years	6.66%
Class Y – 10 Years	5.30%
Class Y – Since Inception (01/02/97)	5.98%
Class A – 1 Year (No Load)	6.70%
Class A – 5 Years (No Load)	6.66%
Class A – 10 Years (No Load)	5.29%
Class A – Since Inception (03/01/02) (No Load)	5.35%
Class A – 1 Year (Load)*	2.17%
Class A – 5 Years (Load)*	5.74%
Class A – 10 Years (Load)*	4.83%
Class A – Since Inception (03/01/02) (Load)*	4.91%

* Reflects maximum sales charge of 4.25%.

Fund returns are net of all fees and transaction costs, assume reinvestment of dividends and distributions, and reflect fee waivers and/or expense reimbursements in effect. Index returns do not reflect fees, commissions, and other expenses associated with investing in securities. Peer average returns are based on the average return of all funds in the category. An investment cannot be made directly in an index or peer average. Indexes and peer averages are unmanaged. Please refer to the Portfolio Highlights section for index and peer average descriptions. Performance data quoted represents past performance; past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2012*

COUNTRY Growth Fund

COUNTRY Bond Fund

*  Expressed as a percentage of total investments.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund

Average Annualized Total Returns June 30, 2012
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	1.39%	0.85%	4.71%
S&P 500 Index(1)	5.45%	0.22%	5.33%
Lipper Large Cap Core Funds Average(2)	1.89%	-0.71%	4.61%
________

(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. An investment cannot be made directly in an index.

(2)
The Lipper Large Cap Core Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap Core Funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index. An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) June 30, 2012
	Value	Percent of Fund
Exxon Mobil Corporation	$9,010,521	3.54%
Microsoft Corporation	7,182,532	2.82%
CVS Caremark Corporation	6,808,561	2.67%
General Electric Company	6,439,560	2.53%
Wal-Mart Stores, Inc.	5,828,592	2.29%
Chesapeake Energy Corp.	5,540,940	2.18%
Intel Corporation	5,268,705	2.07%
Philip Morris International, Inc.	5,235,600	2.06%
Roche Holding AG – ADR	5,048,096	1.98%
Cisco Systems, Inc.	5,029,093	1.97%
	$61,392,200	24.11%

COUNTRY Bond Fund

Average Annualized Total Returns June 30, 2012
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	6.77%	6.66%	5.30%
Barclays Capital U.S. Aggregate Bond Index(1)	7.47%	6.79%	5.63%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	6.97%	6.19%	5.19%
________

(1)
The Barclays Capital Aggregate Bond Index is an unmanaged index that covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. The index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in securities. An investment cannot be made directly in an index.

(2)
The Lipper Intermediate Investment-Grade Debt Funds Average is unmanaged and is based on the average return of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years. An investment cannot be made directly in a peer average.

Ten Largest Holdings (excludes short-term investments) June 30, 2012
	Value	Percent of Fund
U.S. Treasury Notes, 0.250%, 3/31/2014	$4,994,140	2.02%
U.S. Treasury Notes, 0.250%, 6/30/2014	4,993,750	2.02%
Federal National Mortgage Association, 5.000%, 2/01/2036	4,836,981	1.96%
U.S. Treasury Notes, 0.500%, 5/31/2013	4,009,220	1.62%
Government National Mortgage Association, 3.500%, 11/20/2041	3,118,744	1.26%
U.S. Treasury Notes, 0.875%, 12/31/2016	3,026,952	1.23%
U.S. Treasury Notes, 1.125%, 6/15/2013	3,024,843	1.23%
Federal National Mortgage Association, 4.000%, 2/01/2041	3,019,298	1.22%
U.S. Treasury Notes, 0.375%, 4/15/2015	2,997,891	1.21%
U.S. Treasury Notes, 1.375%, 11/30/2015	2,058,906	0.83%
	$36,080,725	14.60%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 97.05%
Consumer Discretionary — 10.45%
Abercrombie & Fitch Co. — Class A	60,300	$2,058,642
Comcast Corporation — Class A	105,700	3,379,229
Gentex Corporation	175,900	3,671,033
International Game Technology	162,200	2,554,650
The Jones Group, Inc.	207,100	1,979,876
Kohl’s Corporation	51,800	2,356,382
Newell Rubbermaid, Inc.	150,500	2,730,070
News Corporation — Class A	122,000	2,719,380
Staples, Inc.	232,100	3,028,905
Target Corporation	36,800	2,141,392
		26,619,559
Consumer Staples — 12.15%
Archer-Daniels-Midland Company	101,000	2,981,520
CVS Caremark Corporation	145,700	6,808,561
Energizer Holdings, Inc. (a)	25,000	1,881,250
The Kroger Co.	71,000	1,646,490
Philip Morris International, Inc.	60,000	5,235,600
Post Holdings, Inc. (a)	20,928	643,536
The Procter & Gamble Company	51,200	3,136,000
Ralcorp Holdings, Inc. (a)	41,856	2,793,470
Wal-Mart Stores, Inc.	83,600	5,828,592
		30,955,019
Energy — 13.93%
Apache Corporation	43,900	3,858,371
Chesapeake Energy Corp.	297,900	5,540,940
ChevronTexaco Corp.	35,000	3,692,500
ConocoPhillips	46,500	2,598,420
Exxon Mobil Corporation	105,300	9,010,521
Halliburton Company	150,600	4,275,534
HollyFrontier Corporation	96,666	3,424,876
Schlumberger Ltd. (b)	47,300	3,070,243
		35,471,405
Financials — 10.33%
ACE Ltd. (b)	32,400	2,401,812
Aflac Incorporated	102,000	4,344,180
American Express Company	60,000	3,492,600
The Bank of New York Mellon Corporation	112,300	2,464,985
BlackRock, Inc.	18,500	3,141,670
JPMorgan Chase & Co.	115,100	4,112,523
State Street Corp.	66,300	2,959,632
Wells Fargo & Company	101,700	3,400,848
		26,318,250
Health Care — 17.21%
Abbott Laboratories	19,800	1,276,506
Amgen, Inc.	17,400	1,270,896
Baxter International, Inc.	42,900	2,280,135
Covance, Inc. (a)	40,300	1,928,355
Covidien PLC (b)	38,500	2,059,750
Express Scripts, Inc. (a)	38,500	2,149,455
Gilead Sciences, Inc. (a)	56,200	2,881,936
Johnson & Johnson	66,100	4,465,716
Medtronic, Inc.	50,100	1,940,373
Merck & Co., Inc	95,700	3,995,475
Novartis AG — ADR	81,100	4,533,490
Pfizer, Inc.	96,800	2,226,400
Roche Holding AG — ADR	116,800	5,048,096
St. Jude Medical, Inc.	75,400	3,009,214
VCA Antech, Inc. (a)	123,400	2,712,332
WellPoint, Inc.	32,100	2,047,659
		43,825,788
Industrials — 9.67%
3M Co.	34,800	3,118,080
AECOM Technology Corp. (a)	141,200	2,322,740
Emerson Electric Co.	41,000	1,909,780
FedEx Corp.	31,100	2,849,071
General Dynamics Corp.	54,800	3,614,608
General Electric Company	309,000	6,439,560
Ingersoll-Rand PLC (b)	103,700	4,374,066
		24,627,905
Information Technology — 14.74%
Cisco Systems, Inc.	292,900	5,029,093
Dell, Inc. (a)	302,100	3,782,292
Google, Inc. (a)	6,360	3,689,245
Hewlett Packard Co.	132,400	2,662,564
Intel Corporation	197,700	5,268,705
International Business Machines Corporation	24,800	4,850,384
Microsoft Corporation	234,800	7,182,532
QUALCOMM, Inc.	43,300	2,410,944
The Western Union Company	158,000	2,660,720
		37,536,479
Materials — 2.47%
BHP Billiton Ltd. — ADR	14,600	953,380
Monsanto Company	34,900	2,889,022
Newmont Mining Corporation	50,500	2,449,755
		6,292,157
Telecommunication Services — 2.74%
AT&T, Inc.	36,800	1,312,288
CenturyLink, Inc.	65,600	2,590,544
Vodafone Group PLC — ADR	109,000	3,071,620
		6,974,452
Utilities — 3.36%
American Water Works Co., Inc.	91,500	3,136,620
NextEra Energy, Inc.	40,400	2,779,924
NRG Energy, Inc. (a)	151,700	2,633,512
		8,550,056
TOTAL COMMON STOCKS
(Cost $198,797,503)		247,171,070

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.08%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$11,069	10,787
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (c)	116,277	130,158
Government National Mortgage Association
6.500%, 07/15/2029	6,883	8,027
Mortgage IT Trust
1.489%, 02/25/2035 (c)	32,108	28,888
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034
(Acquired 08/18/2004, Cost $21,734) (d)	21,344	20,970
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $187,574)		198,830

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Growth Fund (continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.85%
Money Market Funds — 2.85%
Federated Prime Obligations
Fund, 0.170% (e)	7,254,331	$7,254,331
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,254,331)		7,254,331
TOTAL INVESTMENTS — 99.98%
(Cost $206,239,408)		254,624,231
ASSETS IN EXCESS
OF OTHER LIABILITIES — 0.02%		44,780
TOTAL NET ASSETS — 100.00%		$254,669,011

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt
PLC — Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	The coupon rate shown on variable rate securities represents the rates at June 30, 2012.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2012 these securities represented 0.01% of total net assets.

(e)	The rate quoted is the annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund
	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 1.96%
AEP Texas Central Transition Funding LLC
5.170%, 01/01/2018	$1,000,000	$1,168,595
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	219,749
Countrywide Asset-Backed Certificates
4.931%, 05/25/2032 (a)	96,558	87,647
5.363%, 05/25/2036	172,104	148,776
Federal Express Corp.
6.720%, 01/15/2022	236,195	280,482
GE Equipment Small Ticket LLC
1.450%, 01/21/2018
(Acquired 02/01/2011, Cost $999,850) (b)	1,000,000	1,006,342
Green Tree Financial Corporation
6.870%, 01/15/2029	25,566	27,723
National Collegiate Student Loan Trust
0.375%, 06/26/2028 (a)	245,398	205,074
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	321,412	326,067
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032 (a)	194,449	173,009
Residential Asset Securities Corporation
5.600%, 06/25/2034 (a)	1,000,000	952,055
Textainer Marine Containers Ltd.
4.210%, 04/15/2027 (Acquired 04/10/2012,
Cost $245,803) (b)(c)	245,833	247,619
TOTAL ASSET-BACKED SECURITIES
(Cost $4,681,388)		4,843,138

CORPORATE BONDS — 23.59%
Alabama Power Co.
5.500%, 10/15/2017	250,000	296,076
Alcoa, Inc.
5.550%, 02/01/2017	400,000	436,636
American Express Credit Corporation
2.800%, 09/19/2016	500,000	521,583
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008,
Cost $499,520) (b)	500,000	536,506
American International Group, Inc.
5.850%, 01/16/2018	100,000	110,552
Amgen, Inc.
2.500%, 11/15/2016	500,000	519,500
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	567,389
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008,
Cost $249,765) (b)(c)	250,000	261,918
Apache Corp.
3.250%, 04/15/2022	500,000	522,106
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	474,599
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (b)	250,000	252,289
AT&T, Inc.
5.625%, 06/15/2016	500,000	578,890
5.500%, 02/01/2018	500,000	594,128
BAE Systems PLC
3.500%, 10/11/2016 (Acquired 10/05/2011,
Cost $298,950) (b)(c)	300,000	309,590
Bank of America Corporation
6.975%, 03/07/2037	250,000	268,162
Bank of Montreal
2.625%, 01/25/2016 (Acquired 12/08/2011,
Cost $517,291) (b)(c)	500,000	527,820
1.950%, 01/30/2017 (Acquired 01/24/2012,
Cost $500,208) (b)(c)	500,000	514,449
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	206,110
Bank of Nova Scotia
2.150%, 08/03/2016 (Acquired 11/22/2011,
Cost $503,266) (b)(c)	500,000	519,639
Barclays Bank PLC
5.000%, 09/22/2016 (c)	500,000	542,980
Barrick International Corp.
5.750%, 10/15/2016 (Acquired 01/22/2009,
Cost $209,644) (b)(c)	225,000	260,914
Baxter International, Inc.
1.850%, 01/15/2017	700,000	715,290
Berkshire Hathaway, Inc.
2.200%, 08/15/2016	500,000	520,180
3.750%, 08/15/2021	500,000	533,390
Boeing Capital Corp.
2.900%, 08/15/2018	500,000	533,614
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009,
Cost $489,370) (b)	500,000	577,449
Burlington Northern Santa Fe Railway, Co.
5.750%, 03/15/2018	500,000	594,466
4.100%, 06/01/2021	500,000	548,429
5.720%, 01/15/2024	309,233	362,411
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	326,097
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	322,489
Caterpillar Inc.
5.700%, 08/15/2016	500,000	589,081
Citigroup, Inc.
6.125%, 05/15/2018	1,000,000	1,116,574
The Clorox Company
5.950%, 10/15/2017	200,000	232,609
Coca-Cola Refreshments USA, Inc.
7.375%, 03/03/2014	400,000	442,981
Comcast Corporation
6.500%, 01/15/2017	750,000	892,854
Commonwealth Bank of Australia
3.250%, 03/17/2016 (Acquired 10/27/2011,
Cost $408,389) (b)(c)	400,000	413,496
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	469,462
ConocoPhillips
6.650%, 07/15/2018	600,000	751,067
Credit Suisse New York
5.000%, 05/15/2013 (c)	400,000	412,490
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	656,693
Devon Energy Corp.
6.300%, 01/15/2019	400,000	490,752
Diamond Offshore Drilling, Inc.
5.875%, 05/01/2019	500,000	594,174
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	426,938

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
CORPORATE BONDS — 23.59% (continued)
E. I. du Pont de Nemours & Co.
5.250%, 12/15/2016	$250,000	$294,868
Eaton Corp.
8.875%, 06/15/2019	300,000	406,475
Ecolab, Inc.
4.875%, 02/15/2015	450,000	491,480
Entergy Texas, Inc.
3.600%, 06/01/2015	500,000	520,250
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	359,956
Ericsson
4.125%, 05/15/2022 (c)	500,000	501,382
Florida Power Corporation
4.800%, 03/01/2013	300,000	308,432
Franklin Resources, Inc.
3.125%, 05/20/2015	300,000	314,842
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	574,770
7.125%, 06/15/2022 (a)	500,000	528,230
General Electric Company
5.000%, 02/01/2013	300,000	307,672
General Mills, Inc.
5.700%, 02/15/2017	225,000	267,267
Georgia Power Company
5.700%, 06/01/2017	500,000	597,096
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/2013	500,000	519,065
GlaxoSmithKline Capital PLC
1.500%, 05/08/2017 (c)	500,000	500,905
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	600,000	599,917
6.250%, 09/01/2017	400,000	434,908
Halliburton Company
6.750%, 02/01/2027	100,000	125,925
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007,
Cost $199,772) (b)	200,000	203,293
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	533,330
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	409,894
Ingersoll-Rand PLC
6.015%, 02/15/2028 (c)	500,000	585,070
International Business Machines Corporation
7.625%, 10/15/2018	250,000	333,070
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	204,149
JPMorgan Chase & Co.
7.900%, 04/30/2018 (a)	200,000	219,258
4.625%, 05/10/2021	750,000	802,489
Kellogg Co.
5.125%, 12/03/2012	500,000	509,344
KeyCorp
6.500%, 05/14/2013	200,000	209,488
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	612,504
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	383,397
6.125%, 02/01/2018	300,000	359,495
Mattel, Inc.
2.500%, 11/01/2016	250,000	256,811
McCormick & Company, Inc.
3.900%, 07/15/2021	500,000	550,317
Merrill Lynch Co., Inc.
6.050%, 08/15/2012	300,000	299,580
5.450%, 02/05/2013	500,000	510,054
Morgan Stanley
3.800%, 04/29/2016	200,000	193,761
5.450%, 01/09/2017	300,000	302,967
National Australia Bank Ltd.
2.000%, 06/20/2017 (Acquired 06/19/2012,
Cost $500,941) (b)(c)	500,000	499,029
New Valley Generation III
4.687%, 01/15/2022	242,875	276,335
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,282) (b)	1,000,000	1,031,637
New York University
5.236%, 07/01/2032	500,000	581,460
Northern States Power Co.
8.000%, 08/28/2012	500,000	500,238
Northern Trust Corp.
3.375%, 08/23/2021	500,000	537,209
Occidental Petroleum Corp.
1.500%, 02/15/2018	500,000	501,558
Overseas Private Investment Company
3.420%, 01/15/2015	106,313	109,005
Pepperdine University
5.450%, 08/01/2019	250,000	296,657
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	549,112
Petrobras International Finance Company
5.375%, 01/27/2021 (c)	500,000	538,886
Pfizer, Inc.
5.350%, 03/15/2015	350,000	391,325
Pitney Bowes, Inc.
5.250%, 01/15/2037	250,000	249,290
PNC Funding Corp.
2.700%, 09/19/2016	750,000	777,272
Province of Ontario
1.600%, 09/21/2016 (c)	1,000,000	1,018,019
Province of Quebec
2.750%, 08/25/2021 (c)	500,000	517,189
Regions Bank
7.500%, 05/15/2018	200,000	225,000
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013 (c)	450,000	472,841
Royal Bank of Canada
1.450%, 10/30/2014 (c)	500,000	506,343
Simon Property Group LP
5.750%, 12/01/2015	300,000	335,191
SLM Corp.
8.450%, 06/15/2018	200,000	224,000
Southern California Edison Co.
5.750%, 03/15/2014	400,000	433,493
The Southern Co.
1.950%, 09/01/2016	250,000	256,030
Stanford University
4.750%, 05/01/2019	400,000	476,588
State Street Corp.
5.375%, 04/30/2017	400,000	464,295
Statoil ASA
5.250%, 04/15/2019 (c)	400,000	478,922

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
CORPORATE BONDS — 23.59% (continued)
Suncor Energy, Inc.
6.100%, 06/01/2018 (c)	$500,000	$592,181
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	227,658
Target Corporation
5.875%, 07/15/2016	750,000	890,030
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	265,915
Transocean, Inc.
5.250%, 03/15/2013 (c)	300,000	308,098
7.500%, 04/15/2031 (c)	160,000	186,260
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $70,520) (b)	70,853	73,955
Union Pacific Railroad Company
6.630%, 01/27/2022	303,920	350,490
5.866%, 07/02/2030	428,068	492,715
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	817,636
United Technologies Corp.
5.375%, 12/15/2017	600,000	717,262
University of Chicago
4.760%, 10/01/2023	1,000,000	1,215,020
University of Notre Dame
4.141%, 09/01/2013	250,000	258,228
Verizon Communications, Inc.
5.500%, 02/15/2018	400,000	473,460
Vessel Management Services, Inc.
4.960%, 11/15/2027	248,000	277,212
Wachovia Corp.
5.750%, 06/15/2017	500,000	582,186
The Walt Disney Company
4.700%, 12/01/2012	500,000	508,565
Wells Fargo Capital X
5.950%, 12/15/2036 (a)	200,000	200,750
Wells Fargo & Company
5.625%, 12/11/2017	500,000	583,865
Westpac Banking Corporation
2.450%, 11/28/2016 (Acquired 01/04/2012,
Cost $247,282) (b)(c)	250,000	257,125
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	238,259
TOTAL CORPORATE BONDS
(Cost $52,467,513)		58,240,327

MORTGAGE-BACKED SECURITIES — 19.90%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (b)	500,000	530,405
Americold, LLC Trust
4.954%, 01/14/2029 (Acquired 12/09/2010,
Cost $399,999) (b)	400,000	451,384
Bank of America Merrill Lynch
Commercial Mortgage, Inc.
5.080%, 11/10/2042 (a)	500,000	518,251
Bank of America Mortgage Securities, Inc.
5.250%, 10/25/2020	134,966	128,814
Chase Funding Mortgage Loan
4.515%, 02/25/2014	56,058	56,003
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	77,485	75,508
6.000%, 11/25/2036	385,738	380,701
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	356,246	348,344
5.500%, 05/25/2036	438,626	305,295
Credit Suisse First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	698,248	684,789
DBUBS Mortgage Trust
4.537%, 07/10/2044 (Acquired 06/17/2011,
Cost $504,574) (b)	500,000	546,199
Federal Home Loan Mortgage Corp.
4.500%, 05/01/2013	21,094	21,304
5.500%, 10/01/2014	7,186	7,420
5.000%, 03/01/2015	50,792	52,544
6.500%, 03/01/2015	24,224	25,215
5.000%, 12/15/2017	510,241	546,856
5.000%, 11/15/2018	386,263	414,807
5.750%, 12/15/2018	18,789	18,947
5.000%, 10/01/2020	103,897	111,686
5.500%, 03/01/2022	572,630	626,821
5.000%, 03/01/2023	139,227	149,033
4.500%, 04/01/2023	164,027	177,919
4.500%, 11/15/2023	666,616	721,798
5.500%, 10/15/2025	500,000	566,273
4.000%, 02/01/2026	1,544,901	1,635,522
7.150%, 09/25/2028 (a)	232,555	260,316
6.500%, 10/01/2029	105,352	120,533
5.000%, 10/15/2031	1,819	1,819
2.741%, 02/01/2037 (a)	225,259	238,367
6.000%, 05/01/2037	474,839	523,049
6.000%, 08/01/2037	548,706	602,187
6.000%, 01/01/2038	477,703	524,263
4.500%, 04/01/2041	1,512,269	1,617,663
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	308,477
5.000%, 03/01/2013	5,584	5,948
4.500%, 04/01/2013	7,150	7,429
5.000%, 04/01/2013	5,263	5,470
5.000%, 05/01/2013	11,078	11,688
5.500%, 06/01/2013	5,589	5,663
3.500%, 09/01/2013	34,612	35,985
4.500%, 09/01/2013	15,328	16,099
5.500%, 10/01/2013	23,434	25,242
5.000%, 02/01/2014	71,051	72,448
4.000%, 05/01/2015	139,908	148,880
4.500%, 06/25/2018	1,157,491	1,227,211
4.500%, 01/01/2019	235,357	253,428
6.500%, 05/01/2019	30,522	34,364
2.833%, 01/01/2020 (a)	94,527	97,774
4.500%, 04/01/2020	185,054	199,031
5.500%, 04/25/2023	500,000	587,430
5.000%, 05/01/2023	821,632	886,402
4.500%, 11/01/2024	294,000	315,334
4.500%, 08/01/2025	656,049	703,655
5.500%, 09/01/2025	164,213	180,122
5.500%, 02/01/2033	57,065	62,771
5.500%, 07/01/2033	251,467	276,458
5.290%, 11/25/2033	193,699	200,434
1.715%, 05/01/2034 (a)	52,235	52,328
5.500%, 07/01/2035	406,318	448,476
5.500%, 12/01/2035	110,698	121,422
5.000%, 02/01/2036	4,447,746	4,836,981
4.500%, 11/01/2040	1,669,132	1,796,412

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — 19.90% (continued)
Federal National Mortgage Association (continued)
4.000%, 02/01/2041	$2,808,048	$3,019,298
4.000%, 11/01/2041	926,772	988,216
4.000%, 12/01/2041	967,439	1,031,579
6.500%, 02/25/2044	145,963	166,284
6.500%, 05/25/2044	190,579	216,272
Government National Mortgage Association
4.000%, 04/15/2026	916,148	988,068
6.500%, 04/15/2026	45,945	52,924
8.000%, 07/15/2026	18,218	22,060
6.500%, 07/15/2029	39,026	45,516
7.500%, 11/15/2029	30,726	36,920
6.000%, 06/15/2031	209,605	238,244
6.000%, 02/15/2032	33,529	38,110
5.000%, 01/15/2033	604,140	669,815
4.920%, 05/16/2034	408,739	428,963
6.000%, 10/15/2036	211,642	238,124
5.500%, 01/15/2038	721,615	801,215
6.000%, 01/15/2038	542,138	609,265
4.000%, 09/15/2041	1,825,976	1,998,515
3.500%, 11/20/2041	2,933,489	3,118,744
4.258%, 09/16/2050 (a)	400,000	448,118
Greenwich Capital Commercial Funding
5.874%, 07/10/2038 (a)	400,000	455,931
JPMorgan Chase Commercial
Mortgage Securities Corp.
5.050%, 12/12/2034	203,937	205,203
5.336%, 05/15/2047	500,000	553,173
LB-UBS Commercial Mortgage Trust
4.799%, 12/15/2029	997,117	1,060,390
5.351%, 02/15/2040	672,700	704,207
MASTR Adjustable Rate Mortgages Trust
2.634%, 04/21/2034 (a)	113,904	112,776
MASTR Alternative Loans Trust
5.000%, 06/25/2015	34,065	33,950
Morgan Stanley Capital I
5.657%, 06/11/2042 (a)	250,000	266,384
Mortgage IT Trust
1.489%, 02/25/2035 (a)	288,974	259,991
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $64,680) (b)	63,095	63,722
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $206,476) (b)	202,769	199,215
OBP Depositor LLC Trust
4.646%, 07/15/2045 (Acquired 06/25/2010,
Cost $499,997) (b)	500,000	570,818
Residential Asset Securitization Trust
4.750%, 02/25/2019	89,685	90,998
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	27,013	27,291
5.080%, 11/01/2022	183,760	203,712
4.640%, 05/01/2023	272,457	300,145
5.570%, 03/01/2026	205,392	232,026
Structured Asset Securities Corporation
6.290%, 11/25/2032 (a)	92,255	64,765
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	239,023
Wachovia Bank Commercial Mortgage Trust
5.311%, 07/15/2041 (a)	250,000	266,860
5.509%, 04/15/2047	500,000	547,213
WaMu Mortgage Pass Through Certificates
2.482%, 01/25/2033 (a)	34,030	33,156
2.451%, 10/25/2035 (a)	55,592	53,229
WaMu MSC Mortgage Pass Through Certificate
5.000%, 03/25/2018	401,502	412,586
Wells Fargo Commercial Mortgage Trust
4.375%, 03/15/2044 (Acquired 05/27/2011,
Cost $504,548) (b)	500,000	548,860
Wells Fargo Mortgage-Backed Securities Trust
4.430%, 10/25/2033 (a)	149,157	149,506
2.629%, 07/25/2036 (a)	533,928	401,780
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $46,981,645)		49,126,557

MUNICIPAL BONDS — 23.37%
Arizona State University Build America
Revenue Bond
5.528%, 07/01/2023	250,000	298,250
Arlington County, VA Industrial Development
Authority Revenue Bond
5.844%, 08/01/2031	500,000	543,140
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	632,430
Bay Area Toll Authority Build America
Revenue Bond
6.263%, 04/01/2049	500,000	666,555
Central Puget Sound, WA Regional Transit
Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	591,340
Central Utah Water Conservancy District Build
America Revenue Bond
4.550%, 10/01/2022	700,000	771,498
Chicago, IL Board of Education Build America
Unlimited General Obligation
6.038%, 12/01/2029	500,000	560,130
Chicago, IL Build America Unlimited
General Obligation
7.517%, 01/01/2040	250,000	327,150
Colorado Springs, CO Utilities System Build
America Revenue Bond
4.949%, 11/15/2024	500,000	609,970
Columbus, IN Multi-High School Building
Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	575,975
Columbus, OH Build America Unlimited
General Obligation
4.360%, 06/01/2022	750,000	864,232
Commonwealth of Massachusetts Build
America General Obligation
4.500%, 08/01/2031	250,000	274,670
Commonwealth of Massachusetts Build
America Unlimited General Obligation
4.200%, 12/01/2021	600,000	682,662
Commonwealth of Pennsylvania Build
America Unlimited General Obligation
4.550%, 02/15/2021	500,000	563,365
Cook County, IL Build America Unlimited
General Obligation
6.229%, 11/15/2034	500,000	560,420
Cook County, IL Glencoe School District
Unlimited General Obligation
5.875%, 12/01/2027	500,000	580,560

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
MUNICIPAL BONDS — 23.37% (continued)
Corpus Christi, TX Independent School District
Build America Unlimited General Obligation
5.924%, 08/15/2029	$500,000	$604,735
Dallas, TX Independent School District Build
America Unlimited General Obligation
5.200%, 02/15/2023	500,000	608,070
District of Columbia Bond Build America
Unlimited General Obligation
5.670%, 06/01/2022	250,000	301,663
District of Columbia Income Tax Build
America Revenue Bond
4.793%, 12/01/2021	1,000,000	1,135,640
Florida State Department of Transportation
Build America Revenue Bond
6.140%, 07/01/2025	300,000	346,812
Gainesville, FL Utilities System Build
America Revenue Bond
4.497%, 10/01/2017	500,000	556,690
Grant County, WA Public Utility District
Build America Revenue Bond
5.111%, 01/01/2023	500,000	592,530
Greenville County, SC School District
Unlimited General Obligation
4.870%, 06/01/2026	1,000,000	1,159,520
Hamilton County, OH Sewer System Build
America Revenue Bond
5.710%, 12/01/2022	500,000	605,465
Honolulu, HI City & County Wastewater
Systems Build America Revenue Bond
6.114%, 07/01/2029	250,000	285,785
Houston, TX Build America Unlimited
General Obligation
6.088%, 03/01/2029	500,000	566,520
Indiana Public Schools Multi-School
Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	1,117,140
Indiana University Build America
Certificate Participation
5.050%, 12/01/2022	500,000	564,975
Indianapolis, IN Local Public Improvement
Build America Revenue Bond
5.854%, 01/15/2030	700,000	836,290
Kane, Cook & Du Page Counties, IL Unlimited
General Obligation
4.150%, 12/15/2019	500,000	560,680
Kentucky State Property & Buildings
Commission Revenue Bond
5.100%, 10/01/2015	500,000	547,610
King County, WA Unlimited General Obligation
5.127%, 12/01/2026	500,000	556,920
Manatee County, FL Public Utilities Build
America Revenue Bond
7.178%, 10/01/2030	500,000	592,195
Missouri Highway & Transit Commission
Build America Revenue Bond
5.002%, 05/01/2024	500,000	589,810
Municipal Electric Authority of Georgia
Build America Revenue Bond
6.655%, 04/01/2057	350,000	403,246
Naperville, IL Build America Unlimited
General Obligation
4.900%, 12/01/2025	500,000	569,200
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	535,485
New York City Housing Development Corp.
Revenue Bond
6.420%, 11/01/2039	500,000	560,640
New York State Urban Development Corp.
Revenue Bond
6.500%, 12/15/2018	300,000	360,036
New York, NY Build America Unlimited
General Obligation
5.206%, 10/01/2031	500,000	574,150
6.646%, 12/01/2031	250,000	304,690
Northern California Transmission Agency
Revenue Bond
5.880%, 05/01/2016	500,000	565,135
Ohana Military Commercial LLC Note
5.675%, 10/01/2026 (Acquired 10/25/2006,
Cost $978,360) (b)	978,360	1,025,213
Ohio State Water Development Authority
1.330%, 06/01/2015	500,000	500,370
Oregon State Department of Administrative
Services Revenue Bond
3.500%, 04/01/2016	600,000	644,790
Oregon State Department of Transportation
and Highway Build America Revenue Bond
5.784%, 11/15/2030	600,000	769,374
Pasadena, CA Public Financing Authority
Build America Revenue Bond
7.148%, 03/01/2043	300,000	404,637
Pueblo, CO Board of Waterworks Build
America Revenue Bond
5.700%, 11/01/2029	500,000	540,750
Purdue University, IN Build America
Certificate Participation
5.957%, 07/01/2031	500,000	548,010
Raleigh, NC Build America Revenue Bond
4.508%, 06/01/2023	500,000	545,435
San Diego County, CA Water Authority Build
America Revenue Bond
6.138%, 05/01/2049	695,000	916,893
Sarasota, FL Water & Sewer System
Revenue Bond
4.770%, 10/01/2025	250,000	265,848
Sedgwick County, KS Unified School District
Build America Unlimited General Obligation
5.350%, 10/01/2023	500,000	585,335
South Carolina State Public Service
Authority Revenue Bond
6.224%, 01/01/2029	300,000	361,038
Springfield, MO School District Build
America Unlimited General Obligations
5.660%, 03/01/2030	500,000	542,750
State of California Build America
Unlimited General Obligation
7.500%, 04/01/2034	500,000	625,910
State of Connecticut Build America
Unlimited General Obligation
5.632%, 12/01/2029	1,000,000	1,213,210
5.090%, 10/01/2030	250,000	283,600
State of Delaware Build America
Unlimited General Obligation
4.700%, 10/01/2021	800,000	917,808

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)
	Principal
	Amount	Value
MUNICIPAL BONDS — 23.37% (continued)
State of Illinois Unlimited General Obligation
4.421%, 01/01/2015	$1,000,000	$1,052,350
State of Kansas Development Financing
Authority Build America Revenue Bond
4.770%, 03/01/2023	500,000	574,635
State of Maryland Build America Unlimited
General Obligation
4.550%, 08/15/2024	1,000,000	1,116,450
State of Maryland Transportation Authority
Build America Revenue Bond
5.164%, 07/01/2025	300,000	368,757
State of Maryland Unlimited General Obligation
5.000%, 08/01/2018	615,000	646,832
State of Mississippi Unlimited General Obligation
5.539%, 10/01/2029	500,000	605,720
State of Ohio Build America Unlimited
General Obligation
4.821%, 03/01/2022	1,000,000	1,179,450
State of Pennsylvania Public School Building
Authority Revenue Bond
5.000%, 09/15/2027	500,000	563,035
State of Rhode Island Unlimited
General Obligation
4.390%, 04/01/2018	1,000,000	1,110,610
State of Texas Build America Unlimited
General Obligation
5.517%, 04/01/2039	500,000	650,395
State of Utah Build America Unlimited
General Obligation
4.554%, 07/01/2024	500,000	593,385
State of Washington Biomedical Research
Build America Revenue Bond
6.416%, 07/01/2030	250,000	323,965
State of Washington Build America Unlimited
General Obligation
2.910%, 08/01/2016	1,000,000	1,068,150
4.736%, 08/01/2024	800,000	951,560
State of Wisconsin Build America Unlimited
General Obligation
5.200%, 05/01/2026	500,000	580,480
Tacoma, WA Electric System Build
America Revenue Bond
5.966%, 01/01/2035	350,000	415,096
Texas State Highway Transportation
Commission Build America Revenue Bond
5.028%, 04/01/2026	350,000	425,964
University of California Build America
Revenue Bond
5.770%, 05/15/2043	500,000	610,180
University of Massachusetts Building Authority
Revenue Bond
5.823%, 05/01/2029	480,000	564,869
University of Michigan Build America
Revenue Bond
4.926%, 04/01/2024	850,000	1,019,532
6.172%, 04/01/2030	400,000	467,188
University of Minnesota Build America
Revenue Bond
4.455%, 08/01/2025	500,000	540,140
University of Texas Build America
Revenue Bond
6.276%, 08/15/2041	500,000	587,555
University of Wyoming Build America
Revenue Bond
5.800%, 06/01/2030	400,000	464,664
UNM Sandoval Regional Medical Center, Inc.
Build America Revenue Bond
4.500%, 07/20/2036	300,000	317,811
Utah State Building Ownership Authority
Build America Revenue Bond
5.768%, 05/15/2030	700,000	813,554
Utah Transit Authority Build America
Revenue Bond
5.937%, 06/15/2039	250,000	336,528
Vega, TX Independent School District
Construction Unlimited General Obligation
6.000%, 02/15/2027	500,000	583,025
Virginia College Building Authority Build
America Revenue Bond
5.400%, 02/01/2026	250,000	285,342
Virginia Housing Development Authority
1.246%, 01/01/2014	500,000	502,290
Virginia State Revenue Authority Infrastructure
Build America Revenue Bond
4.380%, 11/01/2023	500,000	546,500
Washington County, OR Clean Water Services
Build America Revenue Bond
4.628%, 10/01/2020	600,000	694,686
Washington, MD Suburban Sanitary Commission
Build America Unlimited General Obligation
4.800%, 06/01/2025	400,000	439,968
West Virginia Higher Education Policy
Commission Build America Revenue Bond
7.450%, 04/01/2030	250,000	334,915
York County, SC Fort Mill School District Build
America Unlimited General Obligation
5.500%, 03/01/2028	500,000	569,220
TOTAL MUNICIPAL BONDS
(Cost $50,075,305)		57,699,751

U.S. GOVERNMENT AGENCY ISSUES — 0.49% (d)
Federal Farm Credit Bank
3.375%, 08/23/2024	500,000	539,270
3.250%, 02/01/2027	500,000	516,883
Federal Home Loan Bank
4.720%, 09/20/2012	135,670	136,767
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,142,427)		1,192,920

U.S. TREASURY OBLIGATIONS — 21.53%
U.S. Treasury Inflation Index Notes — 0.63%
3.000%, 07/15/2012	1,535,604	1,542,379
		1,542,379

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2012

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS — 21.53% (continued)
U.S. Treasury Notes — 20.90%
0.375%, 08/31/2012	$1,000,000	$1,000,430
1.375%, 05/15/2013	1,000,000	1,009,844
0.500%, 05/31/2013	4,000,000	4,009,220
1.125%, 06/15/2013	3,000,000	3,024,843
1.000%, 07/15/2013	1,000,000	1,007,617
0.750%, 08/15/2013	1,000,000	1,005,352
0.750%, 12/15/2013	1,000,000	1,006,445
0.250%, 01/31/2014	1,000,000	999,102
0.250%, 03/31/2014	5,000,000	4,994,140
0.250%, 06/30/2014	5,000,000	4,993,750
0.375%, 03/15/2015	1,000,000	999,375
2.500%, 03/31/2015	1,000,000	1,057,500
0.375%, 04/15/2015	3,000,000	2,997,891
0.250%, 05/15/2015	2,000,000	1,991,250
2.125%, 05/31/2015	1,000,000	1,049,062
0.375%, 06/15/2015	2,000,000	1,998,282
1.250%, 08/31/2015	2,000,000	2,049,844
1.250%, 10/31/2015	1,000,000	1,024,922
1.375%, 11/30/2015	2,000,000	2,058,906
0.875%, 12/31/2016	3,000,000	3,026,952
0.875%, 01/31/2017	2,000,000	2,017,344
0.875%, 02/28/2017	1,000,000	1,008,672
3.000%, 02/28/2017	1,000,000	1,105,234
0.875%, 04/30/2017	2,000,000	2,015,156
2.250%, 11/30/2017	1,000,000	1,075,000
1.250%, 01/31/2019	2,000,000	2,027,500
2.125%, 08/15/2021	1,000,000	1,051,094
		51,604,727
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $52,423,454)		53,147,106

SHORT-TERM INVESTMENTS — 8.38%
Commercial Paper — 5.67%
General Electric Capital Corporation
0.230%, 08/02/2012	1,000,000	999,796
General Electric Company
0.290%, 09/27/2012	3,000,000	2,997,873
0.280%, 10/12/2012	1,000,000	999,199
Household Finance Corp.
0.380%, 07/02/2012	2,000,000	1,999,979
0.401%, 08/02/2012	2,000,000	1,998,711
Prudential Funding Corp.
0.250%, 07/13/2012	1,000,000	999,917
0.200%, 07/24/2012	2,000,000	1,999,744
0.270%, 08/15/2012	2,000,000	1,999,325
		13,994,544

	Shares

Money Market Funds — 2.71%
Federated Prime
Obligations Fund, 0.170% (e)	6,691,865	6,691,865
		6,691,865
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,686,409)		20,686,409
TOTAL INVESTMENTS — 99.22%
(Cost $228,458,141)		244,936,208
ASSETS IN EXCESS
OF OTHER LIABILITIES — 0.78%		1,933,398
TOTAL NET ASSETS — 100.00%		$246,869,606

Percentages are stated as a percent of net assets.
PLC — Public Limited Company
(a)	The coupon rate shown on variable rate securities represents the rates at June 30, 2012.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2012 these securities represented 4.63% of total net assets.

(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(e)	The rate quoted is the annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Funds Services, LLC.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2012

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$206,239,408	$228,458,141
At value	$254,624,231	$244,936,208
Cash	9,148	—
Receivable for investments sold	423	5,340,309
Receivable for capital stock sold	39,837	166,812
Dividends receivable	398,928	—
Interest receivable	1,707	1,755,926
Prepaid expenses and other assets	15,968	15,582
Total assets	255,090,242	252,214,837

Liabilities:
Payable for investments purchased	—	4,994,990
Payable for capital stock redeemed	104,310	82,856
Payable for 12b-1 fees	30,765	9,417
Payable to Administrator	32,115	29,096
Payable to Advisor	151,213	123,524
Payable to Auditor	32,203	33,497
Payable to Transfer Agent	41,832	29,590
Payable to Trustees	105	—
Accrued expenses and other liabilities	28,688	36,316
Bank overdraft	—	5,945
Total liabilities	421,231	5,345,231
Net Assets	$254,669,011	$246,869,606

Net Assets Consist of:
Paid in capital	$197,623,778	$229,995,599
Undistributed net investment income	1,631,227	66,523
Accumulated net realized gain on investments	7,029,183	329,417
Net unrealized appreciation on investments	48,384,823	16,478,067
Total — representing net assets applicable to outstanding capital stock	$254,669,011	$246,869,606

Class Y:
Net assets	$234,686,476	$237,084,067
Shares outstanding	10,246,707	21,398,486
Net asset value, redemption price and offering price per share	$22.90	$11.08

Class A:
Net assets	$19,982,535	$9,785,539
Shares outstanding	871,704	874,498
Net asset value and redemption price per share	$22.92	$11.19
Maximum offering price per share	$24.25	$11.69

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2012

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$5,534,542	$—
Interest	25,962	7,906,754
Total investment income	5,560,504	7,906,754

Expenses:
Investment advisory fees (Note F)	1,841,479	1,152,242
Transfer agent fees	256,487	181,900
Administration fees	187,271	171,966
12b-1 fees (Note G)	173,116	56,482
Professional fees	110,956	106,832
Insurance	76,367	72,695
Accounting fees	72,930	120,661
Printing	45,490	41,027
Registration fees	33,462	31,420
Custody fees	32,613	58,153
Trustees’ fees	24,727	22,796
Other expenses	12,882	11,650
Total expenses	2,867,780	2,027,824
Less: Expenses waived (Note F)	(32,613)	(69,013)
Net expenses	2,835,167	1,958,811
Net Investment Income	2,725,337	5,947,943

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	7,653,261	1,557,808
Net change in unrealized appreciation (depreciation) on investments	(7,049,991)	7,292,500
Net realized and unrealized gain on investments	603,270	8,850,308
Increase in Net Assets Resulting from Operations	$3,328,607	$14,798,251
* Net of foreign taxes withheld of	$55,280	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	6/30/12	6/30/11	6/30/12	6/30/11
Operations:
Net investment income	$2,725,337	$1,971,899	$5,947,943	$6,209,557
Net realized gain on investments	7,653,261	9,456,735	1,557,808	1,979,732
Net change in unrealized appreciation (depreciation) on investments	(7,049,991)	46,110,777	7,292,500	(1,780,219)
Net increase in net assets resulting from operations	3,328,607	57,539,411	14,798,251	6,409,070

Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(2,010,018)	(2,082,758)	(5,934,156)	(6,092,463)
Net realized gains on investments	(6,451,292)	(1,760,850)	(1,222,647)	(1,974,128)
Total distributions — Class Y	(8,461,310)	(3,843,608)	(7,156,803)	(8,066,591)

Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(174,060)	(189,753)	(237,983)	(231,653)
Net realized gains on investments	(575,185)	(159,940)	(48,320)	(75,198)
Total distributions — Class A	(749,245)	(349,693)	(286,303)	(306,851)

Capital Stock Transactions — (Net) (Note C)	24,728,833	5,009,521	16,401,685	8,570,978
Total increase in net assets	18,846,885	58,355,631	23,756,830	6,606,606

Net Assets:
Beginning of year	235,822,126	177,466,495	223,112,776	216,506,170
End of year *	$254,669,011	$235,822,126	$246,869,606	$223,112,776
* Including undistributed net investment income of	$1,631,227	$1,089,978	$66,523	$158,903

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2012	2011	2010	2009	2008
Class Y Shares
Net asset value, beginning of year	$23.50	$18.08	$16.47	$21.89	$26.38
Income from investment operations
Net investment income(1)	0.25	0.20	0.15	0.20	0.17
Net realized and unrealized gains (losses)	0.06	5.64	1.57	(5.09)	(2.40)
Total from investment operations	0.31	5.84	1.72	(4.89)	(2.23)
Less Distributions
Dividends from net investment income	(0.21)	(0.23)	(0.11)	(0.20)	(0.16)
Distributions from capital gains	(0.70)	(0.19)	—	(0.33)	(2.10)
Total distributions	(0.91)	(0.42)	(0.11)	(0.53)	(2.26)
Net asset value, end of year	$22.90	$23.50	$18.08	$16.47	$21.89
Total investment return	1.39%	32.63%	10.44%	-22.77%	-9.02%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$234,686	$216,340	$162,595	$145,423	$188,863
Ratio of expenses to average net assets:
Before expense waiver	1.16%	1.19%	1.21%	1.23%	1.19%
After expense waiver	1.15%	1.18%	1.19%	1.21%	1.17%
Ratio of net investment income to average net assets:
Before expense waiver	1.10%	0.91%	0.78%	1.15%	0.71%
After expense waiver	1.11%	0.92%	0.80%	1.17%	0.73%
Portfolio turnover rate(3)	12.96%	27.45%	21.57%	26.11%	17.73%

	COUNTRY Growth Fund
	Years Ended June 30,
	2012	2011	2010	2009	2008
Class A Shares
Net asset value, beginning of year	$23.52	$18.10	$16.48	$21.91	$26.40
Income from investment operations
Net investment income(1)	0.25	0.20	0.15	0.20	0.19
Net realized and unrealized gains (losses)	0.06	5.65	1.58	(5.10)	(2.42)
Total from investment operations	0.31	5.85	1.73	(4.90)	(2.23)
Less Distributions
Dividends from net investment income	(0.21)	(0.23)	(0.11)	(0.20)	(0.16)
Distributions from capital gains	(0.70)	(0.20)	—	(0.33)	(2.10)
Total distributions	(0.91)	(0.43)	(0.11)	(0.53)	(2.26)
Net asset value, end of year	$22.92	$23.52	$18.10	$16.48	$21.91
Total investment return(2)	1.38%	32.60%	10.49%	-22.79%	-9.02%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19,983	$19,482	$14,781	$13,112	$17,718
Ratio of expenses to average net assets:
Before expense waiver	1.16%	1.19%	1.21%	1.23%	1.19%
After expense waiver	1.15%	1.18%	1.19%	1.21%	1.17%
Ratio of net investment income to average net assets:
Before expense waiver	1.10%	0.91%	0.78%	1.15%	0.71%
After expense waiver	1.11%	0.92%	0.80%	1.17%	0.73%
Portfolio turnover rate(3)	12.96%	27.45%	21.57%	26.11%	17.73%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2012	2011	2010	2009	2008
Class Y Shares
Net asset value, beginning of year	$10.72	$10.82	$10.33	$10.12	$9.91
Income from investment operations
Net investment income(1)	0.29	0.30	0.36	0.44	0.43
Net realized and unrealized gains	0.42	0.01	0.61	0.29	0.21
Total from investment operations	0.71	0.31	0.97	0.73	0.64
Less Distributions
Dividends from net investment income	(0.29)	(0.31)	(0.36)	(0.43)	(0.43)
Distributions from capital gains	(0.06)	(0.10)	(0.12)	(0.09)	—
Total distributions	(0.35)	(0.41)	(0.48)	(0.52)	(0.43)
Net asset value, end of year	$11.08	$10.72	$10.82	$10.33	$10.12
Total investment return	6.77%	2.89%	9.66%	7.51%	6.58%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$237,084	$214,752	$208,497	$146,168	$145,405
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.88%	0.90%	0.95%	0.89%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.55%	2.76%	3.36%	4.14%	4.18%
After expense waiver	2.58%	2.79%	3.41%	4.24%	4.22%
Portfolio turnover rate(3)	25.99%	22.86%	25.82%	40.72%	50.14%

	COUNTRY Bond Fund
	Years Ended June 30,
	2012	2011	2010	2009	2008
Class A Shares
Net asset value, beginning of year	$10.83	$10.92	$10.42	$10.20	$9.99
Income from investment operations
Net investment income(1)	0.29	0.31	0.36	0.44	0.43
Net realized and unrealized gains	0.42	0.01	0.62	0.30	0.21
Total from investment operations	0.71	0.32	0.98	0.74	0.64
Less Distributions
Dividends from net investment income	(0.29)	(0.31)	(0.36)	(0.43)	(0.43)
Distributions from capital gains	(0.06)	(0.10)	(0.12)	(0.09)	—
Total distributions	(0.35)	(0.41)	(0.48)	(0.52)	(0.43)
Net asset value, end of year	$11.19	$10.83	$10.92	$10.42	$10.20
Total investment return(2)	6.70%	2.96%	9.67%	7.55%	6.52%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,786	$8,360	$8,009	$6,474	$7,411
Ratio of expenses to average net assets:
Before expense waiver	0.88%	0.88%	0.90%	0.95%	0.89%
After expense waiver	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	2.55%	2.76%	3.36%	4.14%	4.18%
After expense waiver	2.58%	2.79%	3.41%	4.24%	4.22%
Portfolio turnover rate(3)	25.99%	22.86%	25.82%	40.72%	50.14%

(1)	Net investment income per share is calculated using ending balances, after consideration of adjustments for permanent book and tax differences.
(2)	Total investment return does not reflect sales load.
(3)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2012

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust (the “Trust”) consists of a series of two funds (each a “Fund” and together the “Funds”).  Each of the Funds has distinct investment objectives and policies.  The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”).  The Trust was organized as a business trust under the laws of Delaware on August 13, 2001.  The Funds were reorganized as a series of the Trust effective October 31, 2001.  The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares.  Class A shares are sold with a front-end sales charge.  Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any Fund on or before March 1, 2002 who have continuously owned shares of any Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth Fund
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

Bond Fund
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ Prospectus provides descriptions of each Fund’s investment goals and principal strategies.  Both classes of shares have identical voting, dividend, liquidation and other rights, and, except as provided above, the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results may differ from those estimates.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the NASDAQ Global Market, NASDAQ Global Select Market or the NASDAQ Capital Market for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation.  Securities traded only in the over-the-counter market are valued at the mean of the current bid and asked prices.  Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities.  Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value.  Securities may be valued at fair value as determined in good faith by the Trust’s Board of Trustees.

The Board of Trustees has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.
Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2012 (continued)

The following is a summary of the inputs used to value each Fund’s net assets as of June 30, 2012:

	COUNTRY Growth Fund
	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$26,619,559	$—		$—	$26,619,559
Consumer Staples	30,955,019	—		—	30,955,019
Energy	35,471,405	—		—	35,471,405
Financials	26,318,250	—		—	26,318,250
Health Care	43,825,788	—		—	43,825,788
Industrials	24,627,905	—		—	24,627,905
Information Technology	37,536,479	—		—	37,536,479
Materials	6,292,157	—		—	6,292,157
Telecommunication Services	6,974,452	—		—	6,974,452
Utilities	8,550,056	—		—	8,550,056
Mortgage-Backed Securities	—	198,830		—	198,830
Short-Term Investments	7,254,331	—		—	7,254,331
Total Investments in Securities	$254,425,401	$198,830		$—	$254,624,231

	COUNTRY Bond Fund
	Level 1	Level 2		Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$4,843,138		$—	$4,843,138
Corporate Bonds	—	58,240,327		—	58,240,327
Mortgage-Backed Securities	—	49,126,557		—	49,126,557
Municipal Bonds	—	57,699,751		—	57,699,751
U.S. Government Agency Issues	—	1,192,920		—	1,192,920
U.S. Treasury Obligations	—	53,147,106		—	53,147,106
Short-Term Investments
Commercial Paper	—	13,994,544	*	—	13,994,544
Money Market Funds	6,691,865	—		—	6,691,865
Total Investments in Securities	$6,691,865	$238,344,343		$—	$244,936,208

 * Priced at amortized cost.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on computable securities, trading volume and maturity date.  The Funds did not invest in any Level 3 investments during the period.  In the current year, approximately $53 million was transferred from Level 1 to Level 2 as a result of a reclassification for U.S. Treasury Obligations.

The fair value of the Fund’s assets and liabilities that qualify as financial instruments under the Financial Accounting Standards Board’s Accounting Standards Codification (ASC) Topic 825, Financial Instruments, approximates the carrying amounts presented in the consolidated statement of assets and liabilities.

(2) Investment Income and Securities Transactions: Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date.  Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium.  Securities transactions are accounted for on the trade date basis.  Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(4) Other: Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets.  Expenses directly attributable to a specific Fund are allocated directly to that Fund.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets.  Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year.  The Bond Fund declares and distributes net investment income dividends to shareholders monthly.  Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option.  Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2012, each of the Funds is authorized to issue an unlimited number of shares.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2012 (continued)

Transactions in capital stock were as follows:

	Growth Fund
	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
	Shares	Amount	Shares	Amount
Class Y
Shares sold	2,549,630	$57,089,327	1,497,058	$32,742,427
Shares issued through reinvestment of dividends	358,137	8,062,118	173,557	3,656,666
Shares redeemed	(1,868,192)	(41,396,420)	(1,454,163)	(31,545,297)
Total Class Y Transactions	1,039,575	23,755,025	216,452	4,853,796
Class A
Shares sold	121,098	$2,717,982	129,737	$2,826,193
Shares issued through reinvestment of dividends	33,121	746,611	16,519	348,317
Shares redeemed	(110,902)	(2,490,785)	(139,452)	(3,018,785)
Total Class A Transactions	43,317	973,808	6,804	155,725
Net increase in capital stock		$24,728,833		$5,009,521

	Bond Fund
	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
	Shares	Amount	Shares	Amount
Class Y
Shares sold	7,137,491	$78,480,283	6,474,317	$69,766,356
Shares issued through reinvestment of dividends	633,210	6,942,337	725,781	7,759,149
Shares redeemed	(6,395,777)	(70,159,100)	(6,449,113)	(69,374,397)
Total Class Y Transactions	1,374,924	15,263,520	750,985	8,151,108
Class A
Shares sold	195,438	$2,171,105	160,272	$1,741,594
Shares issued through reinvestment of dividends	25,781	285,456	28,356	306,003
Shares redeemed	(118,779)	(1,318,396)	(150,060)	(1,627,727)
Total Class Y Transactions	102,440	1,138,165	38,568	419,870
Net increase in capital stock		$16,401,685		$8,570,978

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2012, were as follows:

	Purchases	Sales
Growth Fund	$49,739,455	$30,885,994
Bond Fund	20,723,544	13,843,589

For the year ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of long-term U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$10,281
Bond Fund	48,048,778	39,185,210

Note (E) Income Tax Information: As of June 30, 2012, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Growth Fund	Bond Fund
Cost of investments	$206,239,408	$228,458,141
Unrealized appreciation	$59,648,301	$16,977,690
Unrealized depreciation	(11,263,478)	(499,623)
Net unrealized appreciation	$48,384,823	$16,478,067
Undistributed ordinary income	$1,631,227	$108,948
Undistributed long-term capital gains	7,866,099	286,992
Distributable earnings	$9,497,326	$395,940
Other accumulated losses	$(836,916)	$—
Total accumulated gains	$57,045,233	$16,847,007

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2012 (continued)

The tax character of distributions paid during the year ended June 30, 2012 and the year ended June 30, 2011 were as follows:

	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
Growth Fund
Ordinary Income	$3,068,426	$2,272,511
Long-term capital gains	6,142,129	1,920,790
	$9,210,555	$4,193,301

Bond Fund
Ordinary Income	$6,796,883	$6,756,048
Long-term capital gains	646,223	1,617,394
	$7,443,106	$8,373,442

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), in the amount necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended June 30, 2012.  The Bond Fund did not have any capital loss carryforwards or post-October losses as of June 30, 2012.  The Growth Fund did not have any capital loss carryforwards.  The Growth Fund had post-October losses of $836,916.

The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually.  Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. At June 30, 2012, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Growth Fund	$(10)	$9	$1
Bond Fund	131,816	(131,817)	1

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies.  The changes are generally effective for taxable years beginning after the date of enactment.  One of the more prominent changes addresses capital loss carryforwards.  Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

As of June 30, 2012, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.  As of June 30, 2012, open Federal and State income tax years ended are June 30, 2009, June 30, 2010, and June 30, 2011.  The Funds have no examinations in progress.

Note (F) Advisory and Other Related Party Transactions:  Under its Investment Advisory Agreements with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the “Advisor”), provides investment advisory services for the Funds.  The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%.  These fees are accrued daily and paid to the Advisor monthly.  COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after contractual waivers.  Custody fees waived for the Growth Fund and Bond Fund for the year ended June 30, 2012 were $32,613 and $58,153, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets in each class.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver that became contractual on January 30, 2002.  These agreements with the Advisor and Custodian may be terminated at any time after October 31, 2012.

Investment advisory fees paid to the Advisor, and expenses reimbursed by the Advisor, for the year ended June 30, 2012, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$1,841,479	$—
Bond Fund	0.50%	1,152,242	10,860

* Excludes waiver of custody fees.

At June 30, 2012, 67.4% of the shares outstanding of the Growth Fund and 87.9% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of COUNTRY Trust Bank’s clients.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2012 (continued)

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds.  Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2012, were $67,616 and $63,250, respectively.

Legal fees are included in Professional fees in the Statements of Operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation from the Funds.

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor.  Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001.  The Plans permit the Funds to pay certain expenses associated with the distribution of their shares.  The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund.  For the year ended June 30, 2012, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.07% and 0.02%, respectively.

Note (H) Subsequent Events: In preparing these financial statements, the Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
COUNTRY Mutual Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of COUNTRY Mutual Funds Trust (comprising, the COUNTRY Growth Fund and the COUNTRY Bond Fund (the “Funds”)) as of June 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting COUNTRY Mutual Funds Trust at June 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
August 27, 2012

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2012, was as follows:

Growth Fund	100.00%
Bond Fund	0.00%

Information Applicable to Foreign Shareholders Only:

The Funds hereby designate the following percentages of their ordinary income distributions for the fiscal year ended June 30, 2012 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C):

Growth Fund	0.45%
Bond Fund	90.94%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund for the fiscal year ended June 30, 2012, was as follows:

Growth Fund	28.82%
Bond Fund	9.19%

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
Robert W. Weldon	78	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2004 to date.
(1/30/34)

Philip T. Nelson*	55	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since 2003	Companies (3), 2003 to date; Director and President and Chairman of the Board:
			COUNTRY Trust Bank (4), 2003 to date; Director: American Farm Bureau
			Federation and certain of its Affiliated Companies, 2004 to date; Chairman:
			COUNTRY Capital Management Company, 2003 to date; Farmer.

William G. Beeler	73	Trustee since 2005	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)			Century; Past Chairman, McLean County Cooperative Extension Council; Past
			Member, McLean County Zoning Board of Appeals; McLean County Regional
			Planning Commission; Past Chairman, McLean County Livestock Association.
			Farmer.

Charles M. Cawley*	53	Trustee since 2010	Director, Illinois Agricultural Association and Affiliated Companies (3),
(1/9/59)			2004 to date; Director, COUNTRY Trust Bank (4), 2006 to date. Farmer.

Robert D. Grace	65	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.

Darrel L. Oehler	65	Trustee since 2010	Retired. Partner, Striegel, Knobloch & Co. LLC (accounting firm), 1987 to 2008;
(4/26/47)			Trustee, Bloomington Township Water District, 2000 to 2008; Treasurer, McLean
			Co. Public Building Commission, 2004 to 2008; Shareholder and Director of
			Nu-Way Transportation, Inc., 4/1/2000 to 1/2/2010.

Teresa M. Palmer	68	Trustee since 2011	Retired; Professor, Management & Quantitative Methods, Illinois State University,
(9/3/43)			1969 to 2008; Lead Instructor in Human Resource Management, Management
			Development International Program, Illinois State University, 2006 to date.

Carson H. Varner, Jr.	67	Trustee since 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.

Alan K. Dodds	50	Treasurer since 2009	Vice President-Finance and Treasurer: Illinois Agricultural Association and
(12/11/61)			Affiliated Companies (3), April 2009 to date; Treasurer: COUNTRY Trust
			Bank (4), April 2009; Finance Director: Flex-N-Gate Automotive Corporation,
			2001 to 2009.

Miles T. Kilcoin	51	Controller since 2012	Vice President and Controller: COUNTRY Trust Bank (4) May 2012 to date and
(1/1/61)			COUNTRY Financial (5) May 2012 to date; Director Financial Reporting and
			Analysis: COUNTRY Financial (5) 2008 to May 2012.

Barbara L. Mosson	60	Chief Compliance Officer	Chief Compliance Officer, COUNTRY Trust Bank (4), 2005 to date.
(4/30/52)		since 2005,
		Anti-Money Laundering
		Compliance Officer
		since 2004

Bruce D. Finks	59	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank (4), 1995 to date;
(1/31/53)			Director: River Glass, Inc., 2007-2011.

Martin L. Angel	52	Vice President since 2011	Director Business Retirement Services & Trust Officer: COUNTRY Trust
(8/28/59)			Bank (4), 2010 to date; Director Corporate Billing: COUNTRY Financial (5),
			2008 to 2010; Director, Underwriting: COUNTRY Financial (5), 2007 to 2008.

Wade V. Harrison	40	Vice President since 2011	Senior Vice President Financial Service Operations and Trust Officer: COUNTRY
(9/22/71)			Trust Bank (4), 2011 to date; Senior Vice President Financial Service Operations:
			COUNTRY Financial (5), 2011 to date; Senior Vice President Life/Health
			Operations: COUNTRY Financial (5), 2006 to 2010; Director, Personal Lines
			Underwriting: COUNTRY Financial (5), 2005 to 2006.

Richard L. Guebert, Jr.	60	Vice President since 2004	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)			Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank (4), 2003 to
			date. Farmer.

Derek C. Vogler	40	Vice President since 2006	Vice President; Investments and Trust Officer: COUNTRY Trust Bank (4), 2005 to
(10/5/71)			date.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
Kurt F. Bock	59	Vice President	Chief Executive Officer: COUNTRY Trust Bank (4), February 2012 to date; Chief
(4/14/53)		since 2012	Executive Officer: COUNTRY Financial (5), February 2012 to date; Director:
			Horizon Hobby, Inc., 2011 to date; Director: Horizon Hobby China, 2011 to date;
			Director: Horizon Hobby Ltd., 2009 to 2011; Executive Vice President/Chief
			Operation Officer: Horizon Hobby, Inc., 2008 to 2011; Vice President-Finance and
			Treasurer: Illinois Agricultural Association and Affiliated Companies (3), 2005 to
			2008; Treasurer: COUNTRY Mutual Funds Trust, 2005 to 2008; Treasurer:
			COUNTRY Trust Bank (4), 2005 to 2008.

James M. Jacobs	46	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since 2008	Companies (3), 2008 to date; Various Attorney Positions: Illinois Agricultural
			Association and Affiliated Companies (3), 2005 to 2008; General Counsel,
			Secretary and Chief Legal Officer: COUNTRY Trust Bank (4), February 2008 to
			date.

(1)	All trustees represent both portfolios of COUNTRY Mutual Funds Trust, which are as follows: COUNTRY Growth Fund and COUNTRY Bond Fund.
(2)	The mailing address for all officers and trustees of the Funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ended June 30, 2012 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling the SEC at 1-800-SEC-0330, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charles M. Cawley
Roger D. Grace
Darrel L. Oehler
Teresa M. Palmer
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Wade V. Harrison, Vice President
Kurt F. Bock, Vice President
Martin L. Angel, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Alan K. Dodds, Treasurer
Miles T. Kilcoin, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Milwaukee, Wisconsin

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/12)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$97,800	$94,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$11,000	$10,600
All Other Fees	$ 0	$ 0

Except as permitted by Rule 2-01(c)(7) of Regulation S-X, the audit committee must pre-approve any audit and non-audit services provided to the registrant as well as any non-audit services provided to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant relating directly to the registrant's operations and financial reporting.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2012	FYE 6/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	$ 0	$ 0
Registrant’s Investment Adviser	$ 0	$ 0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s President and Treasurer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date                      8/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date                      8/27/2012

By (Signature and Title)*    /s/ Alan Dodds
Alan Dodds, Treasurer

Date                      8/27/2012

* Print the name and title of each signing officer under his or her signature.